33-14905

Filed with the Securities and Exchange Commission March 29, 2017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 114	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 122	☒
(Check appropriate box or boxes)

THORNBURG INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

c/o Thornburg Investment Management, Inc.

2300 North Ridgetop Road, Santa Fe, NM 87506

(Address of Principal Executive Offices) (Zip Code)

(505) 984-0200

Registrant’s Telephone Number, including Area Code

Garrett Thornburg

2300 North Ridgetop Road

Santa Fe, New Mexico 87506

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering May 10, 2017

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On May 10, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 114 to the Registration Statement on Form N-1A of Thornburg Investment Trust (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended, for the sole purpose of designating a new effective date for Post-Effective Amendment No. 111 to the Registrant’s Registration Statement, which was filed with the Commission on February 9, 2017 pursuant to rule 485(a) of the Securities Act of 1933. Parts A, B, and C of Post-Effective Amendment No. 111 under the Securities Act of 1933 and Amendment No. 119 under the Investment Company Act of 1940 are incorporated herein by this reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Fe and State of New Mexico on March 29, 2017.

The Registrant represents that this Post-Effective Amendment No. 114 meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933.

THORNBURG INVESTMENT TRUST

Registrant

By	*
Jason Brady, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*
Jason Brady, President and principal executive officer

*
Nimish Bhatt, Treasurer and principal financial and accounting officer

*
Garrett Thornburg, Trustee and Chairman

*
David A. Ater, Trustee

*
Sally Corning, Trustee

*
Susan H. Dubin, Trustee

*
David L. Gardner, Trustee

*
Brian J. McMahon, Trustee and Vice Chairman

*
Owen D. Van Essen, Trustee

*
James W. Weyhrauch, Trustee

* By:	/s/ Charles W.N. Thompson, Jr.
Charles W. N. Thompson, Jr.
Attorney-in-Fact

Date: March 29, 2017